Financial Instruments (Details 34) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Financial liabilities at FVTPL	$ 0	$ 24
Derivative financial instruments used for hedging	34,943	59,686
Total derivative financial instruments	34,943	59,710
Gross amounts of liabilities [member]
Disclosure of financial instruments [Line Items]
Financial liabilities at FVTPL		24
Derivative financial instruments used for hedging	34,943	59,686
Total derivative financial instruments	$ 34,943	$ 59,710